BALANCE SHEETS - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and Cash Equivalents	$ 7,161	$ 210	$ 28,213
Inventory		0	18,076
Prepaid Expense	37,945	0	13,493
Accounts Receivable	48,750	0
Deferred Tax Asset		0	46,371
Total Current Assets	93,856	210	106,153
Intangible Assets Net	222,700	31,300	41,100
Total Assets	316,556	31,510	147,253
Current Liabilities
Accounts Payable	4,500	0
Total Current Liabilities	4,500	0	0
Total Liabilities	4,500	0	0
Commitments and Contingencies (Note 3)
Stockholders' Equity
Common stock, $0.001 par value, 75,000,000 shares authorized, 36,610,580 issued and outstanding at September 30, 2025 and 32,170,000 issued and outstanding at December 31, 2024	36,611	32,170	32,170
Additional Paid in Capital	700,089	289,530	289,530
Accumulated Deficit	(424,644)	(290,190)	(174,447)
Total Stockholders' Equity	312,056	31,510	147,253
Total Liabilities and Stockholders' Equity	$ 316,556	$ 31,510	$ 147,253